Operating leases, Lease cost (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Lease Costs [Abstract]
Operating lease costs	$ 110	$ 95	$ 331	$ 219	$ 369	$ 189
Variable lease costs	11	8	27	24	31	42
Total operating lease costs	$ 121	103	$ 358	243	$ 400	231
Weighted-average remaining operating lease term	1 year 10 months 24 days		1 year 10 months 24 days		2 years 7 months 6 days
Short term lease costs		$ 100	$ 100	$ 100	$ 100
Rent expense					$ 500	$ 200
Weighted average discount rate	12.50%		12.50%		12.50%